Other (Income) Expenses	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Other (Income) Expenses	NOTE 6 OTHER EXPENSES (INCOME) 2021 2020 Integration and restructuring related costs 43 60 Foreign exchange loss, net of related derivatives 42 18 Earnings of equity-accounted investees (89) (73) Bad debt expense 26 6 COVID-19 related expenses (Note 30) 45 48 Cloud computing transition adjustment 36 ‐ Loss on disposal of business ‐ 6 Net gain on disposal of investment in MOPCO ‐ (250) Other expenses 209 183 312 (2) In 2021, the IFRS Interpretations Committee published a final agenda decision that clarified how to recognize certain configuration and customization expenditures related to cloud computing with retrospective application. Costs that do not meet the capitalization criteria should be expensed as incurred. We changed our accounting policy to align with the interpretation and previously capitalized costs that no longer qualify for capitalization were expensed in the current period since they were not material. In 2020, as a result of a strategic decision, we disposed our equity-accounted investment in MOPCO, a nitrogen producer based in Egypt. We received cash consideration of $ 540 for the disposal of the investment and settlement of legal claims that resulted in a gain of $ 250 .